Common Stock (Details Narrative) - $ / shares	Dec. 31, 2020	Mar. 09, 2015	Sep. 30, 2021	Dec. 21, 2020	Dec. 31, 2019	Mar. 03, 2015
Capital stock authorized to issue	300,000,000		300,000,000	300,000,000	300,000,000	1,000
Common stock, par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Inter Company Revolving Loan Agreement [Member]
Conversion price per share	$ 5.875
Biofrontera AG [Member]
Common stock issued		1,000
Purchase price per share		$ 1.00
Biofrontera AG [Member] | Debt Conversion Agreement [Member]
Common stock issued	7,999,000